Lease obligations	6 Months Ended
Jun. 30, 2026
Lease Obligations
Lease obligations

10.	Lease obligations:

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending June 30:

2027	$239
2028	223
2029	225
2030	97
2031	24
$808

The following table presents payments for lease obligations:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025

Principal payments	$82	$86	$163	$172
Interest payments	12	11	26	23
Short-term lease payments	39	63	102	124
	$133	$160	$291	$319

The Company also has contractual undiscounted cash flows for short-term and low-value operating leases for equipment and maintenance that are not on the statements of financial position which require payments of $147 for the twelve months ending June 30, 2027.